Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2019
Exploration For And Evaluation Of Mineral Resources [Abstract]
Exploration and evaluation assets

	December 31, 2019	December 31, 2018
Balance, beginning of year	$358,935	$272,974
Capital expenditures	2,948	10,567
Corporate acquisition (note 4)	—	97,858
Property acquisitions	1,523	514
Divestitures	(443)	(1,021)
Impairment	(7,822)	—
Property swaps	417	—
Exploration and evaluation expense	(11,764)	(21,729)
Transfers to oil and gas properties (note 7)	(16,204)	(13,866)
Foreign currency translation	(7,380)	13,638
Balance, end of year	$320,210	$358,935